Deferred Excess of Loss Premiums (Details) - Schedule of deferred excess of loss premiums - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred excess of loss premiums [Abstract]
Opening balance	$ 17,238	$ 17,095	$ 15,173
Additions	46,776	38,207	40,726
Charged to consolidated statement of income under reinsures’ share of insurance premiums	(44,343)	(38,064)	(38,804)
Ending balance	$ 19,671	$ 17,238	$ 17,095